Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income		$ (1,090,029)	$ 723,404	$ 254,189
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of net premium on investments		78,162	57,900	34,708
Amortization of intangible assets		8,912	8,861	9,988
Net realized and unrealized investment losses (gains)		1,969,014	(37,797)	(454,319)
Changes in:
Reinsurance balances, net		(381,838)	19,366	274,506
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		(325,409)	(637,908)	16,026
Funds held by reinsured companies		53,335	113,626	175,272
Deferred acquisition costs		(131,236)	(122,739)	74,871
Net tax assets and liabilities		(72,452)	3,256	(23,647)
Non-life and life and health reserves		1,009,439	903,324	944,263
Unearned premiums, net of prepaid reinsurance premiums		287,078	177,496	(235,968)
Other net changes in operating assets and liabilities		63,433	23,801	55,004
Net cash provided by operating activities		1,468,409	1,232,590	1,124,893
Cash flows from investing activities
Sales of fixed maturities		623,929	3,693,365	5,518,588
Redemptions of fixed maturities		1,216,920	2,381,821	1,821,934
Purchases of fixed maturities		(2,940,597)	(8,141,246)	(8,962,066)
Sales of short-term investments		308,622	252,527	3,637,532
Redemptions of short-term investments		227,118	321,609	1,971,826
Purchases of short-term investments		(867,605)	(372,901)	(5,006,397)
Sales of equities		915,583	161,501	143,932
Purchases of equities		(78,425)	(144,537)	(151,292)
Sales and redemptions of other invested assets		545,411	1,106,211	1,300,591
Purchases of other invested assets		(627,460)	(1,555,569)	(930,827)
Other, net		11,679	(31,903)	23,431
Net cash used in investing activities		(664,825)	(2,329,122)	(632,748)
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(187,644)	(129,360)	(95,990)
Issuance of unrestricted Class B common shares	[1]	0	0	2,257
Redemption of Class B common shares	[1]	(6,346)	(581)	(5,157)
Issuance of preferred shares		0	193,887	0
Redemption of preferred shares		0	(637,241)	(66,985)
Issuance of debt		0	0	494,237
Redemption of debt		(560)	0	0
Net cash (used in) provided by financing activities		(194,550)	(573,295)	328,362
Effect of foreign exchange rate changes on cash		(18,335)	(20,109)	45,863
Increase (decrease) in cash and cash equivalents		590,699	(1,689,936)	866,370
Cash and cash equivalents—beginning of year		660,897	2,350,833	1,484,463
Cash and cash equivalents—end of year		1,251,596	660,897	2,350,833
Supplemental cash flow information:
Taxes paid		216,467	100,222	64,288
Interest paid		$ 54,867	$ 56,177	$ 33,164

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 13 for further details.